Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Percent of interest in the General Partners Controlling Interest	42.50%	42.50%
Interest in the General Partners Controlling Interest (in shares)	1,838,524	1,838,524
Cash transactions	$ 0	$ 0	$ 0